Investments (Tables)	12 Months Ended
Dec. 31, 2023
Schedule of Short-term Investments at Amortized Cost and Fair Value
Short-term investments classification as of December 31, 2022 and 2023 were shown as below:

	As of December 31, 2022
	Cost or Amortized cost less allowance for credit losses	Gross unrecognized holding gains	Gross unrecognized holding losses	Gross unrealized gains	Gross unrealized losses	Fair value
	RMB	RMB	RMB	RMB	RMB	RMB
	(In millions)
Held-to-maturity debt investments	119,984	631	(151)	—	—	120,464
Available-for-sale debt investments	847	—	—	8	—	855

	As of December 31, 2023
	Cost or Amortized cost less allowance for credit losses	Gross unrecognized holding gains	Gross unrecognized holding losses	Gross unrealized gains	Gross unrealized losses	Fair value
	RMB	RMB	RMB	RMB	RMB	RMB	US$
	(In millions)
Held-to-maturity debt investments	166,999	835	(94)	—	—	167,740	23,626
Available-for-sale debt investments	1,642	—	—	29	—	1,671	235

Equity Method Investments	Financial information for the Group’s equity method investments are summarized as a group as follow:

	As of December 31,
	2022	2023	2023
	RMB	RMB	US$

	(In millions)
Current assets	230,934	271,407	38,227
Non-current assets	147,034	154,364	21,742
Current liabilities	179,519	227,894	32,098
Non-current liabilities	37,397	30,226	4,257
Noncontrolling interests	2,434	2,461	347

	For the years ended December 31,
	2021	2022	2023	2023
	RMB	RMB	RMB	US$
	(In millions)
Total revenues	41,693	42,123	60,042	8,457
Gross profit	23,540	23,925	40,304	5,677
Income from operations	515	617	8,120	1,144
Net income (loss)	3,263	(1,292)	9,544	1,344
Net income (loss) attributable to the investees	3,328	(1,239)	9,493	1,337

Summary Of Estimated Fair Value Of Available-For-Sale Debt Investments
The following table summarizes the estimated fair value of
available-for-sale
debt investments, classified by the contractual maturity date of the investments:

	As of December 31,
	2022	2023	2023
	RMB	RMB	US$
	(In millions)
Due in 1 year through 5 years	1,581	2,154	303
Not due at a single maturity date	866	1,528	216

Total	2,447	3,682	519

Long Term Investments
Schedule of Investments accounted for at fair value
Long-term investments classification, excluding equity method investments and equity investments without readily determinable fair value, as of December 31, 2022 and 2023 are shown as below:

	As of December 31, 2022
	Cost or Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
	RMB	RMB	RMB	RMB
	(In millions)
Equity investments at fair value with readily determinable fair value	15,835	2,731	(6,466)	12,100
Available-for-sale debt investments	3,735	283	(1,571)	2,447
Investments accounted for at fair value	2,331	2,855	(570)	4,616

	As of December 31, 2023
	Cost or Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
	RMB	RMB	RMB	RMB	US$
	(In millions)
Equity investments at fair value with readily determinable fair value	14,716	1,698	(6,804)	9,610	1,354
Available-for-sale debt investments	4,360	455	(1,133)	3,682	519
Investments accounted for at fair value	2,547	2,942	(648)	4,841	682

Schedule of Unrealized and Realized Gains and Losses of Equity Securities Without Readily Determinable Fair Values
Total unrealized and realized gains and losses of equity securities without readily determinable fair values that do not qualify for the NAV practical expedient for the years ended December 31, 2021, 2022 and 2023 were as follows:

	For the years ended December 31,
	2021	2022	2023	2023
	RMB	RMB	RMB	US$
	(In millions)
Gross unrealized gains	1,062	218	571	80
Gross unrealized losses (including impairment) (i)	(4,424)	(2,418)	(744)	(105)

Net unrealized losses on equity securities held	(3,362)	(2,200)	(173)	(25)
Net realized gains on equity securities sold	—	90	251	35

Total net (losses) gains recognized	(3,362)	(2,110)	78	10

(i)	Gross unrealized losses (downward adjustments excluding impairment) were RMB165 million, nil and RMB8 million (US$1 million) for the years ended December 31, 2021, 2022 and 2023, respectively.

Summary of Breakdown of Long-term Investments
The following table sets forth a breakdown of the categories of long-term investments held by the Group as of the dates indicated:

	As of December 31,
	2022	2023	2023
	RMB	RMB	US$
	(In millions)
Equity investments at fair value with readily determinable fair value	12,100	9,610	1,354
Equity investments without readily determinable fair value using the NAV practical expedient	945	942	133
Equity investments without readily determinable fair value using the measurement alternative	9,249	8,093	1,140
Available-for-sale debt investments	2,447	3,682	519
Equity method investments	25,940	20,789	2,927
Investments accounted for at fair value	4,616	4,841	682

Total long-term investments	55,297	47,957	6,755

Schedule of the Carrying Amount of Equity Securities Without Readily Determinable Fair Values
The total carrying value of equity investments without readily determinable fair value that do not qualify for the NAV practical expedient held as of December 31, 2022 and 2023 were as follows:

	As of December 31, 2022	As of December 31, 2023	As of December 31, 2023
	RMB	RMB	US$
	(In millions)
Initial cost basis	13,741	13,586	1,914
Cumulative unrealized gains	4,026	3,099	436
Cumulative unrealized losses (including impairment)	(8,518)	(8,592)	(1,210)

Total carrying value	9,249	8,093	1,140